Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Non-Current Assets

Other non-current assets consist of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Rental deposits	109,272	79,533	11,202
Others	36,291	17,154	2,416
Other non-current assets	145,563	96,687	13,618